RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Dec. 26, 2023	Dec. 21, 2023	Aug. 18, 2023	Aug. 10, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Initial business combination, description								(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.		(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property
Other Liabilities, Current								$ 268,939		$ 238,939	$ 122,689
Proceeds from Related Party Debt								264,027		155,848
Interest Expense, Debt								$ 183,310		$ 8,966
Preferred stock, shares outstanding								0		0	0
Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues									250,000	$ 600,000	$ 2,280,000
Amortization of Debt Discount (Premium)								$ 2,518		427
Preferred stock, voting rights								As of March 31, 2024, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution. Michael Derby and Zachary Rome were both issued 801,436 and 801,435 restricted equity units, respectively.
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Shares issued												3,592,865
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt								$ 419,875		155,848
Interest Expense, Debt								183,310		8,966
Amortization of Debt Discount (Premium)								202,643		143,464
Tardi Med Sciences LLC [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 100,000
Debt instrument, face amount								1,750,000		$ 1,750,000
Preferred stock, voting rights										As of December 31, 2023, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution.
Professional fees				$ 100,000				0	300,000	$ 1,200,000	1,200,000
Reimbursable expenses								$ 3,351	40,009	100,843	94,549
Outstanding balance										$ 1,750,000	800,156
Tardi Med Sciences LLC [Member] | Convertible Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding								618,325		618,325
Tardi Med Sciences LLC [Member] | Convertible Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding								10,000,000		10,000,000
Michael Derby [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Shares issued								801,436		801,436
Zachary Rome [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Shares issued								801,435		801,435
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock Dividends, Shares					1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate Number Of Shares Owned					7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues							8,625,000
Stock Issued During Period, Value, New Issues							$ 25,000
Stock Surrendered During Period, Shares, Sponsor						2,156,250
Aggregate Number Of Shares Owned						6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			6,834,333
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 300,000
Notes Payable										$ 0		$ 238,596
Debt Conversion, Converted Instrument, Amount								$ 1,500,000		$ 1,500,000
Debt Instrument, Convertible, Conversion Price								$ 1.50		$ 1.50
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Other Liabilities								$ 450,000		$ 250,000
Working capital loans										158,848	0
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party Per Month								10,000		10,000
Operating Lease, Expense								30,000	$ 30,000	120,000	100,000
Loan And Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt								419,875		155,848
Loan And Transfer Agreementt [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Loans		$ 250,000								250,000
Loan And Transfer Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Short-Term Debt								$ 419,875		$ 155,848	$ 0